Auditors' Remuneration (Tables)	12 Months Ended
Jun. 30, 2024
Auditors Remuneration [Abstract]
Schedule of Audit Service	The following table sets forth, for each of the years indicated, the fees billed by Grant Thornton Audit Pty Ltd.
	Year Ended June 30,
	2024 A$	2023 A$
Audit and review of financial statements [1]	254,350	241,583
	254,350	241,583
1	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.

Schedule of All Other Fees
	Year Ended June 30,
	2024 A$	2023 A$
EMDG grant consulting services	7,210	3,000
	7,210	3,000

Schedule of Consolidated Entity Disclosure Statement	Consolidated Entity Disclosure Statement:
Name of entity	Type of entity	Trustee, partner, or participant in joint venture	% of share capital held	Country of incorporation	Australian resident or foreign resident (for tax purpose)	Foreign tax jurisdiction(s) of foreign residents
Immuron Limited	Body corporate	n/a	n/a	Australia	Australian	n/a
Immuron Inc.	Body corporate	n/a	100	United States	Foreign	United States
Immuron Canada Ltd	Body corporate	n/a	100	Canada	Foreign	Canada
Anadis ESP Pty Ltd	Body corporate	n/a	100	Australia	Australian	n/a